Related Party and Party-in-Interest Transactions (Details) - Savings and Investment Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	$ 6,542,904	$ 7,557,614
Mutual funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	434,535	411,689
Cash reserve funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	11,246	104,731
EBP, Other Related Party and Party-in-Interest | Mutual funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	97,887	102,401
EBP, Other Related Party and Party-in-Interest | Cash reserve funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in the fair value hierarchy	$ 11,221	$ 2,324